Acquisition of Copper Mountain Mining Corporation (Narrative) (Details) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 20, 2023 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024	Dec. 31, 2023 USD ($)	Jun. 20, 2023 USD ($)
Copper Mountain Mining Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Listed share price at acquisition date | $ / shares	$ 6.87
Acquisition related costs				$ 6,900
Share issuance costs				200
Fair value of acquired receivables					$ 8,800
Fair value of other receivables acquired					$ 10,300
Revenue contributed from acquisition		$ 165,438		1,824,713
Net profit contributed from acquisition		$ 13,376		$ 27,406
Copper Mountain Mine (BC) Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting rights held in subsidiary			75.00%
Percentage of voting equity interests acquired					75.00%
Copper Mountain Mine (BC) Ltd. [Member] | Copper Mountain Mining Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting rights held in subsidiary	75.00%
Copper Mountain Mine (BC) Ltd. [Member] | Copper Mountain Mine [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting rights held in subsidiary	100.00%
Copper Mountain Mine (BC) Ltd. [Member] | Mitsubishi Materials Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of non-controlling interest	25.00%